Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2012	2013	2014
	(In thousands, except percentage)
Income before income tax expenses	$34,585	$58,432	$168,741
Income (loss) from non-China operations	$19,590	$(18,430)	$168,446
Income from China operations	$14,995	$76,862	$295
Income tax expenses applicable to China operations	$2,730	$14,602	$6,970
Effective tax rate for China operations	18%	19%	2,362%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Current tax provision	$6,245	$12,820	$8,198
Deferred tax (benefits) provision	(3,515)	1,782	(1,228)
Income tax expenses	$2,730	$14,602	$6,970

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2012	2013	2014
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(12)%	(10)%	(1,664)%
Permanent differences	4%	(1)%	2,670%
Change in valuation allowance	1%	5%	1,699%
Effect of changes in the tax status	—	—	(368)%
Effective tax rate for China operations	18%	19%	2,362%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2012	2013	2014
	(In thousands, except per share amount)
Tax holiday effect	$1,713	$7,583	$4,910
Basic net income per share effect	$0.03	$0.11	$0.08
Diluted net income per share effect	$0.03	$0.11	$0.07

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2013	2014
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$30,826	$29,872
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	453	503
Total deferred tax assets	31,279	30,375
Less: valuation allowance	(31,279)	(30,375)
Deferred tax assets	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities
	As of December 31,
	2013	2014
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$2,787	$2,433
Less: valuation allowance	(2,787)	(2,433)
Deferred tax assets	$—	$—

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2013	2014
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts, accruals and other liabilities	$16,523	$23,557
Net operating loss carry forwards	3,082	2,185
Depreciation	139	114
Total deferred tax assets	19,744	25,856
Less: valuation allowance	(15,190)	(21,536)
Net deferred tax assets	$4,554	$4,320
Including — Current deferred tax assets	3,480	3,867
— Non-current deferred tax assets	1,074	453

Deferred tax liabilities:
Depreciation	$(469)	$(339)
Acquired intangible assets	(768)	(2,887)
Others	(621)	(1,142)
Total deferred tax liabilities	$(1,858)	$(4,368)
Including — Current deferred tax liabilities	(621)	(1,142)
— Non-current deferred tax liabilities	(1,237)	(3,226)